Report of Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) - economic_scenario	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of years, reduction in GDP growth	2 years
Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Reduction in GDP growth (in basis points)	0.50%
Minimum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Reduction in GDP growth (in basis points)	0.30%
Downside 2 scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%
Downside 2 scenario | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	100.00%	100.00%
Consensus central scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
Consensus central scenario | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	100.00%	100.00%
Consensus downside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus downside scenario | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	100.00%	100.00%
Consensus upside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus upside scenario | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	100.00%	100.00%